EMPLOYEE BENEFIT PLAN (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Provision for employee benefits	$ 6,280,762	$ 6,095,661